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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

            READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
                             PLEASE PRINT OR TYPE.

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1. Name and address of insurer:
                           Wells Fargo Variable Trust
                         525 Market Street, 12th Floor
                            San Francisco, CA 94105

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2.   The name of each series or class of securities for which this Form is filed
     (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [_]

 Asset Allocation Fund, C&B Large Cap Value Fund, Discovery Fund, Equity Income
  Fund, International Core Fund, Large Company Core Fund, Large Company Growth
   Fund, Money Market Fund, Multi Cap Value Fund, Opportunity Fund, Small Cap
                      Growth Fund, Total Return Bond Fund

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3. Investment Company Act File Number:             811-09255

     Securities Act File Number:                   333-74283

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

4(a). Last day of fiscal year
for which this Form is filed:                      12/31/05

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4(b).      [_] Check box if this form is being filed late (I.E., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

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4(c).      [_] Check box if this is the last time the issuer will be filing this
               Form.

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5. Calculation of registration fee:

     (i)     Aggregate sale price of
             securities sold during the
             fiscal year pursuant to
             section 24(f):                        $446,049,141
                                                   ------------

     (ii)    Aggregate price of
             securities redeemed or
             repurchased during the
             fiscal year:                          $553,931,094
                                                   ------------

     (iii)   Aggregate price of
             securities redeemed or
             repurchased during any
             PRIOR fiscal year ending no
             earlier than October 11,
             1995 that were not
             previously used to reduce
             registration fees payable
             to the Commission:                    $212,637,372
                                                   ------------

     (iv)    Total available redemption
             credits [add Items 5(ii)
             and 5(iii)]:                          $766,568,466
                                                   ------------

     (v)     Net sales - if Item 5(i) is
             greater than Item 5(iv)
             [subtract Item 5(iv) from
             Item 5(i)]:                           $          0
                                                   ------------

     ---------------------------------------------------------
     (vi)    Redemption credits                    $320,519,325
             available for use in future           ------------
             years - if Item 5(i) is
             less than Item 5(iv)
             [subtract Item 5(iv) from
             Item 5(i):

     ---------------------------------------------------------
     (vii)   Multiplier for determining
             registration fee (See
             Instruction C.9):                             X          0.0001070
                                                                   ------------

     (viii)  Registration fee due
             [multiply Item 5(v) by
             Item 5(vii)] (enter "0" if no
             fee is due):                                  =                  0
                                                                   ------------
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6.   Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
     ______________________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filled that are available for use by the issuer in future fiscal years, then state that number here:
     ______________________.
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7.   Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                          +$
                                                                   ------------

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8.   Total of the amount of the registration fee due plus any interest due (line
     5(viii) plus line 7):
                                                          +$                  0
                                                                   ------------
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9.   Date the registration fee and any interest payment was sent to the
     Commission's lockbox depository:

           Method of Delivery:

              [X] Wire Transfer
              [_] Mail or other means
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                                   SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)* Bill W. Ying
                               Assistant Treasurer
     Date  3/27/2006
         *Please print the name and title of the signing officer below the signature.




         Persons who respond to the collection of information contained in this form are not required to respond unless the form
                 displays a currently valid OMB control number.
SEC 2393 (6-02)